Redeemable Convertible Preferred Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended					3 Months Ended
	Mar. 24, 2014	Feb. 28, 2014 item	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014 IPO
Redeemable Convertible Preferred Stock
Number of series of redeemable convertible preferred stock		2
Number of shares issued on conversion of series A and series B redeemable convertible preferred stock	11,933					11,933
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001